Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
R6 Shares | JPMorgan Tax Aware Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Tax Aware Equity Fund <br/><br/>Class/Ticker: R6/JPELX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s goal is to provide high after-tax total return from a portfolio of selected equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES<br/>(Expenses that you pay each year as a percentage of the value<br/> of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Remainder of Other Expenses" is based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses shown in the fee table. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. In implementing its main strategy, the Fund primarily invests in common stocks of large and medium capitalization U.S. companies, but it may also invest up to 20% of its Assets in common stocks of foreign companies, including depositary receipts. Large and medium capitalization companies are companies with market capitalizations equal to those within the universe of the S&P 500 Index at the time of purchase. As of September 30, 2018, the market capitalizations of the companies in the S&P 500 Index ranged from $2.7 billion to $1,090.3 billion.

Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund focuses on those equity securities that it considers undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued securities, the Fund seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Fund so that they can differ only moderately from the sector weightings of the S&P 500 Index, the Fund seeks to limits its volatility to that of the overall market, as represented by this index.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

The Fund seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gain by minimizing the net gains available for distribution. As part of its tax aware strategy, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gain, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss. In addition, the Fund seeks to minimize distributions that are taxed as ordinary income and not qualified dividend income.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to what it believes to be their relative value. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund.

On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:
  catalysts that could trigger a rise in a stock’s price
  high perceived potential reward compared to perceived potential risk possible temporary mispricings caused by apparent market overreactions
		The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions and the implementation of the tax aware strategy.
Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities does down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

Mid Cap Company Risk. The Fund may invest in large and mid capitalization companies, and the Fund’s risks increase as it invests more heavily in mid capitalization companies. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investment in larger, more established companies. The securities of mid-cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Strategy Risk. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

Tax Aware Investing Risk. The Fund’s tax aware strategies may reduce your taxable income, but will not eliminate it. These strategies may require trade-offs that reduce pretax income. Managing the Fund to maximize after-tax returns may also potentially have a negative effect on the Fund’s performance. Because tax consequences are considered in managing the Fund, the Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

Smaller Company Risk. Investments in securities of smaller companies may be riskier, less liquid, more volatile and vulnerable to economic, market and industry changes than securities of larger more established companies. As a result, changes in the price of debt or equity issued by such companies may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. The underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages.

Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Certain derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Foreign Securities Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The Class R6 Shares commenced operations on 10/01/18 and do not have a full calendar year of performance. Therefore, the bar chart shows how the performance of the Fund’s Class I Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. The actual returns of Class R6 Shares would be different because the Class I Shares have different fees and expenses than Class R6 Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	the bar chart shows how the performance of the Fund’s Class I Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Class R6 Shares commenced operations on 10/01/18 and do not have a full calendar year of performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the S&P 500 Index and the Lipper Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS — CLASS I SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	2nd quarter, 2009	16.01%
Worst Quarter	3rd quarter, 2011	-15.90%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	the bar chart shows how the performance of the Fund's Class I Shares (which are not offered in this prospectus) has varied from year to year for the past ten calendar years.<br/><br/>The actual returns of Class R6 Shares would be different because the Class I Shares have different fees and expenses than Class R6 Shares.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS<br/> (For periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situations and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situations and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
R6 Shares | JPMorgan Tax Aware Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component2OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.09%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%
1 Year	rr_ExpenseExampleYear01	$ 45
3 Years	rr_ExpenseExampleYear03	141
5 Years	rr_ExpenseExampleYear05	246
10 Years	rr_ExpenseExampleYear10	555
1 Year	rr_ExpenseExampleNoRedemptionYear01	45
3 Years	rr_ExpenseExampleNoRedemptionYear03	141
5 Years	rr_ExpenseExampleNoRedemptionYear05	246
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 555
R6 Shares | JPMorgan Tax Aware Equity Fund | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
2009	rr_AnnualReturn2009	30.62%
2010	rr_AnnualReturn2010	14.12%
2011	rr_AnnualReturn2011	(1.93%)
2012	rr_AnnualReturn2012	17.57%
2013	rr_AnnualReturn2013	35.11%
2014	rr_AnnualReturn2014	13.91%
2015	rr_AnnualReturn2015	2.12%
2016	rr_AnnualReturn2016	10.08%
2017	rr_AnnualReturn2017	23.37%
2018	rr_AnnualReturn2018	(4.93%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.90%)
Past 1 Year	rr_AverageAnnualReturnYear01	(4.93%)
Past 5 Years	rr_AverageAnnualReturnYear05	8.47%
Past 10 Years	rr_AverageAnnualReturnYear10	13.31%
R6 Shares | JPMorgan Tax Aware Equity Fund | Return After Taxes on Distributions | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.79%)
Past 5 Years	rr_AverageAnnualReturnYear05	7.14%
Past 10 Years	rr_AverageAnnualReturnYear10	12.47%
R6 Shares | JPMorgan Tax Aware Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | CLASS I SHARES
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(2.25%)
Past 5 Years	rr_AverageAnnualReturnYear05	6.58%
Past 10 Years	rr_AverageAnnualReturnYear10	11.12%
R6 Shares | JPMorgan Tax Aware Equity Fund | S&P 500 INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Past 5 Years	rr_AverageAnnualReturnYear05	8.49%
Past 10 Years	rr_AverageAnnualReturnYear10	13.12%
R6 Shares | JPMorgan Tax Aware Equity Fund | LIPPER LARGE-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(5.13%)
Past 5 Years	rr_AverageAnnualReturnYear05	7.33%
Past 10 Years	rr_AverageAnnualReturnYear10	12.09%

[1]	"Remainder of Other Expenses" is based on estimated amounts for the current fiscal year.